UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway
Cincinnati, Ohio 45202

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway

Cincinnati, Ohio 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments Touchstone Diversified Small Cap Growth Fund — December 31, 2011 (Unaudited)

	Shares	Market Value

Common Stocks — 99.2%

Health Care — 21.3%
Acorda Therapeutics, Inc.*	22,315	$531,990
Auxilium Pharmaceuticals, Inc.*	21,805	434,574
BioMarin Pharmaceutical, Inc.*	19,211	660,474
DexCom, Inc.*	23,205	216,039
Fluidigm Corp.*	13,303	175,067
Genomic Health, Inc.†*	23,192	588,845
HMS Holdings Corp.*	18,355	586,993
Impax Laboratories, Inc.*	18,045	363,968
Insulet Corp.*	27,566	519,068
NxStage Medical, Inc.*	30,884	549,118
Onyx Pharmaceuticals, Inc.*	8,115	356,654
RTI Biologics, Inc.*	74,585	331,157
Salix Pharmaceuticals Ltd.*	10,950	523,958
Spectranetics Corp. (The)*	48,625	351,072
Thoratec Corp.*	14,390	482,928
United Therapeutics Corp.*	3,950	186,638
		6,858,543

Information Technology — 21.2%
Acme Packet, Inc.*	6,696	206,973
Ariba, Inc.*	7,852	220,484
Aruba Networks, Inc.*	8,096	149,938
Aspen Technology, Inc.*	20,285	351,945
Blackbaud, Inc.	3,445	95,426
Cadence Design Systems, Inc.*	30,455	316,732
Cavium, Inc.*	9,407	267,441
comScore, Inc.*	17,592	372,950
Constant Contact, Inc.†*	9,419	218,615
Finisar Corp.*	17,356	290,626
j2 Global Communications, Inc.	11,315	318,404
MAXIMUS, Inc.	10,610	438,724
Mellanox Technologies Ltd. (Israel)*	9,845	319,864
MICROS Systems, Inc.*	7,188	334,817
Microsemi Corp.*	18,592	311,416
Multi-Fineline Electronix, Inc.*	9,346	192,060
Parametric Technology Corp.*	18,388	335,765
Polycom, Inc.*	10,995	179,218
RF Micro Devices, Inc.*	42,525	229,635
Riverbed Technology, Inc.*	7,269	170,822
Skyworks Solutions, Inc.*	12,251	198,711
Synaptics, Inc.*	1,895	57,134
Taleo Corp. - Class A*	9,537	368,987
VeriFone Systems, Inc.*	9,291	330,016
Virtusa Corp.*	18,915	273,889
VistaPrint NV (Netherlands)†*	8,305	254,133
		6,804,725

Consumer Discretionary — 18.7%
American Public Education, Inc.*	8,638	373,853
Big Lots, Inc.*	9,989	377,185
BJ’s Restaurants, Inc.*	7,084	321,047
Body Central Corp.*	22,455	560,477
Buffalo Wild Wings, Inc.*	5,030	339,575
Capella Education Co.*	9,592	345,792
Cato Corp. (The) - Class A	12,818	310,196
Chico’s FAS, Inc.	22,767	253,624

	Shares	Market Value

Consumer Discretionary — (Continued)
Coinstar, Inc.†*	11,925	$544,257
Deckers Outdoor Corp.*	3,688	278,702
DSW, Inc. - Class A	6,950	307,259
LKQ Corp.*	8,787	264,313
Steiner Leisure Ltd. (Bahamas)*	5,515	250,326
Texas Roadhouse, Inc.	24,495	364,976
Tractor Supply Co.	3,472	243,561
Tupperware Brands Corp.	8,265	462,592
Vera Bradley, Inc.†*	12,605	406,511
		6,004,246

Industrials — 17.8%
Aerovironment, Inc.*	6,830	214,940
American Science & Engineering, Inc.	2,430	165,507
Applied Industrial Technologies, Inc.	15,460	543,728
Ceradyne, Inc.*	11,811	316,299
CLARCOR, Inc.	8,880	443,911
Clean Harbors, Inc.*	8,217	523,669
ESCO Technologies, Inc.	8,812	253,609
HUB Group, Inc. - Class A*	5,619	182,224
Landstar System, Inc.	7,430	356,046
MasTec, Inc.*	22,950	398,642
Middleby Corp.*	1,510	142,000
Raven Industries, Inc.	4,314	267,037
Rollins, Inc.	17,550	389,961
Toro Co.	5,965	361,837
Triumph Group, Inc.	5,870	343,102
Wabtec Corp.	5,688	397,876
Woodward, Inc.	10,687	437,419
		5,737,807

Energy — 8.4%
Dril-Quip, Inc.*	6,020	396,236
Gulfport Energy Corp.*	12,645	372,395
Lufkin Industries, Inc.	5,555	373,907
Newpark Resources, Inc.*	47,890	454,955
Oasis Petroleum, Inc.*	13,165	382,970
Petroquest Energy, Inc.*	49,472	326,515
World Fuel Services Corp.	9,614	403,596
		2,710,574

Financials — 7.7%
Cash America International, Inc.	8,165	380,734
Encore Capital Group, Inc.*	16,828	357,763
Ezcorp, Inc. - Class A*	21,230	559,835
Financial Engines, Inc.*	6,910	154,300
First Cash Financial Services, Inc.*	16,190	568,107
Portfolio Recovery Associates, Inc.*	6,633	447,860
		2,468,599

Materials — 2.3%
Balchem Corp. - Class B	8,387	340,009
Hecla Mining Co.	17,805	93,120
LSB Industries, Inc.*	10,407	291,708
		724,837

Consumer Staples — 1.5%
Darling International, Inc.*	10,490	139,412

Touchstone Diversified Small Cap Growth Fund (Continued)

	Shares	Market Value

Common Stocks — 99.2% (Continued)

Consumer Staples — (Continued)
Lancaster Colony Corp.	2,499	$173,281
Pricesmart, Inc.	2,535	176,411
		489,104

Telecommunication Services — 0.3%
Lumos Networks Corp.	1	7
NTELOS Holdings Corp.	5,452	111,121
		111,128
Total Common Stocks		$31,909,563

Investment Funds — 6.6%
Invesco Liquid Assets Portfolio**	1,703,927	1,703,927
Touchstone Institutional Money Market Fund^	403,142	403,142
Total Investment Funds		$2,107,069

Total Investment Securities —105.8% (Cost $31,150,558)		$34,016,632

Liabilities in Excess of Other Assets — (5.8%)		(1,855,382)

Net Assets — 100.0%		$32,161,250

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $1,661,286.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$31,909,563	$—	$—	$31,909,563
Investment Funds	2,107,069	—	—	2,107,069

				$34,016,632

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments Touchstone Growth Opportunities Fund — December 31, 2011 (Unaudited)

	Shares	Market Value

Common Stocks — 99.0%

Information Technology — 36.2%
Alliance Data Systems Corp.†*	32,030	$3,325,995
Apple, Inc.*	19,780	8,010,900
ATMI, Inc.*	56,408	1,129,852
Broadcom Corp. - Class A*	73,700	2,163,832
Cavium, Inc.*	8,640	245,635
Check Point Software Technologies Ltd. (Israel)*	48,220	2,533,479
Cisco Systems, Inc.	194,498	3,516,524
EMC Corp.*	114,910	2,475,161
Google, Inc. - Class A*	7,110	4,592,349
Mastercard, Inc. - Class A	7,580	2,825,976
MoneyGram International, Inc.*	117,309	2,082,235
NICE Systems Ltd. ADR (Israel)*	64,817	2,232,946
Nuance Communications, Inc.*	117,100	2,946,236
Oracle Corp.	110,085	2,823,680
QUALCOMM, Inc.	53,829	2,944,446
Red Hat, Inc.*	76,270	3,149,188
Salesforce.com, Inc.*	12,580	1,276,367
		48,274,801

Industrials — 22.3%
Avis Budget Group, Inc.*	154,240	1,653,453
BE Aerospace, Inc.*	80,720	3,124,671
Danaher Corp.	55,610	2,615,894
Dover Corp.	44,900	2,606,445
General Electric Co.	147,030	2,633,307
Hexcel Corp.*	97,693	2,365,148
IDEX Corp.	72,300	2,683,053
JB Hunt Transport Services, Inc.	44,150	1,989,841
Landstar System, Inc.	42,320	2,027,974
Stanley Black & Decker, Inc.	24,180	1,634,568
Tyco International Ltd. (Switzerland)	42,840	2,001,057
United Technologies Corp.	40,270	2,943,334
WESCO International, Inc.*	25,860	1,370,839
		29,649,584

Energy — 9.4%
Halliburton Co.	57,520	1,985,015
National Oilwell VarCo., Inc.	48,780	3,316,552
Suncor Energy, Inc. (Canada)	44,900	1,294,467
Tesoro Corp.*	60,933	1,423,395
Valero Energy Corp.	110,270	2,321,184
Weatherford International Ltd. (Switzerland)*	146,470	2,144,321
		12,484,934

Health Care — 8.7%
Arthrocare Corp.*	44,900	1,422,432
Celgene Corp.*	55,040	3,720,704
DENTSPLY International, Inc.	100,500	3,516,495
IDEXX Laboratories, Inc.*	8,890	684,174
Vertex Pharmaceuticals, Inc.*	68,140	2,262,930
		11,606,735

Consumer Discretionary — 7.5%
Home Depot, Inc.	50,600	2,127,224

	Shares	Market Value

Consumer Discretionary — (Continued)
Nordstrom, Inc.	50,130	$2,491,962
O’Reilly Automotive, Inc.*	17,160	1,371,942
Starbucks Corp.	44,330	2,039,623
Williams-Sonoma, Inc.	52,290	2,013,165
		10,043,916

Consumer Staples — 6.8%
General Mills, Inc.	72,210	2,918,006
Hershey Co. (The)	44,150	2,727,587
Ralcorp Holdings, Inc.*	40,640	3,474,720
		9,120,313

Materials — 5.8%
Celanese Corp.	68,140	3,016,558
Newmont Mining Corp.	29,180	1,751,092
Westlake Chemical Corp.†	72,301	2,909,392
		7,677,042

Financials — 2.3%
Citigroup, Inc.	67,810	1,784,081
SunTrust Banks, Inc.	75,390	1,334,403
		3,118,484
Total Common Stocks		$131,975,809

Investment Fund — 3.7%
Invesco Liquid Assets Portfolio**	4,847,328	4,847,328

Total Investment Securities — 102.7% (Cost $136,682,442)		$136,823,137

Liabilities in Excess of Other Assets — (2.7%)		(3,534,903)

Net Assets — 100.0%		$133,288,234

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $4,747,552.

*	Non-income producing security.

**	Represents collateral for securities loaned.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Touchstone Growth Opportunities Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$131,975,809	$—	$—	$131,975,809
Investment Fund	4,847,328	—	—	4,847,328

				$136,823,137

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments Touchstone Large Cap Growth Fund — December 31, 2011 (Unaudited)

	Shares	Market Value

Common Stocks — 98.7%

Consumer Discretionary — 30.0%
AutoZone, Inc.*	78,780	$25,601,137
Chipotle Mexican Grill, Inc.*	82,935	28,010,467
Dollar Tree, Inc.*	261,200	21,708,332
Family Dollar Stores, Inc.	368,657	21,256,763
McDonald’s Corp.	219,100	21,982,303
Ralph Lauren Corp.	98,200	13,559,456
Ross Stores, Inc.	367,040	17,445,411
Starbucks Corp.	364,000	16,747,640
Tiffany & Co.	225,000	14,908,500
TJX Cos, Inc.	271,700	17,538,235
VF Corp.	103,636	13,160,736
		211,918,980

Consumer Staples — 24.3%
Altria Group, Inc.	488,300	14,478,095
Cia de Bebidas das Americas ADR (Brazil)	401,400	14,486,526
Coca-Cola Co. (The)	213,300	14,924,601
Costco Wholesale Corp.	170,000	14,164,400
Estee Lauder Cos, Inc. (The) - Class A	193,000	21,677,760
Green Mountain Coffee Roasters, Inc.†*	196,300	8,804,055
Hansen Natural Corp.*	170,000	15,663,800
Hershey Co. (The)	254,200	15,704,476
Mead Johnson Nutrition Co.	279,450	19,206,598
Reynolds American, Inc.	349,600	14,480,432
Whole Foods Market, Inc.	264,000	18,369,120
		171,959,863

Health Care — 12.7%
Biogen Idec, Inc.*	150,000	16,507,500
Bristol-Myers Squibb Co.	419,000	14,765,560
Cerner Corp.*	268,740	16,460,325
Humana, Inc.	163,530	14,326,863
Perrigo Co.	143,140	13,927,522
UnitedHealth Group, Inc.	262,950	13,326,306
		89,314,076

Information Technology — 11.8%
Apple, Inc.*	46,695	18,911,475
Baidu, Inc. ADR (China)*	110,210	12,836,159
International Business Machines Corp.	123,840	22,771,699
Mastercard, Inc. - Class A	39,450	14,707,749
Motorola Solutions, Inc.	305,000	14,118,450
		83,345,532

Utilities — 10.8%
Consolidated Edison, Inc.	270,000	16,748,100
Dominion Resources, Inc.	271,000	14,384,680
Duke Energy Corp.	680,000	14,960,000
NiSource, Inc.	636,750	15,161,017
Southern Co. (The)	325,000	15,044,250
		76,298,047

Energy — 6.9%
Chevron Corp.	137,900	14,672,560
Concho Resources, Inc.*	136,310	12,779,062

	Shares	Market Value

Energy — (Continued)
ConocoPhillips	176,540	$12,864,470
Marathon Oil Corp.	287,350	8,410,735
		48,726,827

Telecommunication Services — 2.2%
BCE, Inc. (Canada)	377,000	15,709,590
Total Common Stocks		$697,272,915

Investment Funds — 2.1%
Invesco Liquid Assets Portfolio**	9,079,505	9,079,505
Touchstone Institutional Money Market Fund^	6,006,163	6,006,163
Total Investment Funds		$15,085,668

Total Investment Securities — 100.8% (Cost $587,725,408)		$712,358,583

Liabilities in Excess of Other Assets — (0.8%)		(5,963,757)

Net Assets — 100.0%		$706,394,826

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $8,716,014.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$697,272,915	$—	$—	$697,272,915
Investment Funds	15,085,668	—	—	15,085,668

				$712,358,583

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments Touchstone Mid Cap Growth Fund — December 31, 2011 (Unaudited)

	Shares	Market Value

Common Stocks — 99.2%

Information Technology — 24.5%
Alliance Data Systems Corp.†*	190,730	$19,805,403
Analog Devices, Inc.	114,000	4,078,920
Autodesk, Inc.*	454,730	13,791,961
Avago Technologies Ltd. (Singapore)	322,074	9,295,056
Check Point Software Technologies Ltd. (Israel)*	285,110	14,979,679
Gartner, Inc.*	322,030	11,196,983
Juniper Networks, Inc.*	186,770	3,811,976
Lam Research Corp.*	164,990	6,107,930
NICE Systems Ltd. ADR (Israel)*	428,330	14,755,968
NXP Semiconductor NV (Netherlands)*	344,810	5,299,730
ON Semiconductor Corp.*	1,320,633	10,195,287
Red Hat, Inc.*	360,350	14,878,851
Salesforce.com, Inc.*	113,515	11,517,232
Teradata Corp.*	248,810	12,069,773
		151,784,749

Industrials — 15.3%
Cooper Industries PLC	312,830	16,939,744
Dover Corp.	245,510	14,251,855
IDEX Corp.	349,790	12,980,707
IHS, Inc. - Class A*	38,935	3,354,640
JB Hunt Transport Services, Inc.	272,570	12,284,730
Precision Castparts Corp.	93,060	15,335,357
Stanley Black & Decker, Inc.	184,130	12,447,188
Triumph Group, Inc.	121,440	7,098,168
		94,692,389

Consumer Discretionary — 14.6%
Bed Bath & Beyond, Inc.*	147,900	8,573,763
Coach, Inc.	229,671	14,019,118
Discovery Communications, Inc.-Class A*	289,730	11,870,238
Dollar General Corp.*	233,630	9,611,538
Family Dollar Stores, Inc.	157,072	9,056,772
Lear Corp.	235,610	9,377,278
Nordstrom, Inc.	242,870	12,073,068
Penn National Gaming, Inc.*	409,058	15,572,838
		90,154,613

Energy — 13.7%
CONSOL Energy, Inc.	271,910	9,979,097
Denbury Resources, Inc.*	819,700	12,377,470
Ensco PLC ADR (United Kingdom)	252,110	11,829,001
Tesoro Corp.*	826,960	19,317,786
Valero Energy Corp.	869,860	18,310,553
Weatherford International Ltd. (Switzerland)*	872,500	12,773,400
		84,587,307

Health Care — 11.0%
DENTSPLY International, Inc.	591,340	20,690,987
Mettler-Toledo International, Inc.*	100,319	14,818,119
United Therapeutics Corp.*	319,435	15,093,304
Vertex Pharmaceuticals, Inc.*	337,910	11,221,991

	Shares	Market Value

Health Care — (Continued)
Warner Chilcott PLC - Class A (Ireland)*	431,630	$6,530,562
		68,354,963

Materials — 9.0%
Albemarle Corp.	265,970	13,700,115
Crown Holdings, Inc.*	333,947	11,213,940
Ecolab, Inc.	297,650	17,207,146
Solutia, Inc.	766,898	13,251,997
		55,373,198

Financials — 7.0%
Ameriprise Financial, Inc.	306,890	15,234,020
Discover Financial Services	367,610	8,822,640
SunTrust Banks, Inc.	703,540	12,452,658
Willis Group Holdings PLC (United Kingdom)	177,530	6,888,164
		43,397,482

Consumer Staples — 2.9%
Ralcorp Holdings, Inc.*	209,210	17,887,455

Telecommunication Services — 1.2%
NII Holdings, Inc.*	348,650	7,426,245
Total Common Stocks		$613,658,401

Investment Funds — 3.7%
Invesco Liquid Assets Portfolio**	19,826,679	19,826,679
Touchstone Institutional Money Market Fund^	3,391,173	3,391,173
Total Investment Funds		$23,217,852

Total Investment Securities — 102.9% (Cost $634,572,712)		$636,876,253

Liabilities in Excess of Other Assets — (2.9%)		(18,105,709)

Net Assets — 100.0%		$618,770,544

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $19,331,477.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Touchstone Mid Cap Growth Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

	Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$613,658,401	$—	$—	$613,658,401
Investment Funds	23,217,852	—	—	23,217,852

				$636,876,253

See Accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments December 31, 2011 (Unaudited)

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2011, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities as of December 31, 2011.

During the period ended December 31, 2011, there were no significant transfers between Levels 1, 2 and 3.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the

Notes to Portfolios of Investments (Continued)

time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of December 31, 2011, the following Funds loaned securities and received collateral as follows:

Fund	Fair Value of Securities Loaned	Value of Collateral Received
Diversified Small Cap Growth Fund	$1,661,286	$1,703,927
Growth Opportunities Fund	$4,747,552	$4,847,328
Large Cap Growth Fund	$8,716,014	$9,079,505
Mid Cap Growth Fund	$19,331,477	$19,826,679

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information — As of December 31, 2011, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Small Cap Growth Fund	$31,150,558	$4,508,691	$(1,642,617)	$2,866,074
Growth Opportunities Fund	$136,682,442	$7,278,436	$(7,137,741)	$140,695
Large Cap Growth Fund	$587,725,408	$141,090,453	$(16,457,278)	$124,633,175
Mid Cap Growth Fund	$634,572,712	$39,757,042	$(37,453,501)	$2,303,541

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

2/27/12
Date

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/23/12

* Print the name and title of each signing officer under his or her signature.